Related and Interested Parties	6 Months Ended
Jun. 30, 2020
Related and Interested Parties [Abstract]
Related and Interested Parties

Note 8 - Related and Interested Parties

A. Transactions with key management personnel

Benefits to key management personnel

Key management personnel received benefits in the amount of $1,332,000 during the six month period ended June 30, 2020 (in the six month period ended June 30, 2019: $567,000) in the form of short-term employee benefits and share-based payments.

B. Other transactions with related and interested parties

For transactions with related parties after the reporting date, see note 9 below.